GOODWILL AND OTHER INTANGIBLES - Finite-Lived Intangible Asset Balances Including Weighted-Average Useful Lives (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets (weighted average life)		17 years	17 years
Gross Carrying Amount	[1]	$ 109,818	$ 117,804
Accumulated Amortization	[1]	(29,682)	(29,862)
Amortization expense		7,806	$ 19,621	$ 26,857
Amortization expense for intangible assets
2017		7,744
2018		7,744
2019		5,716
2020		5,427
2021		$ 5,226
Backlog and customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets (weighted average life)		18 years	18 years
Gross Carrying Amount	[2]	$ 93,700	$ 101,686
Accumulated Amortization	[2]	(20,073)	$ (22,546)
Decrease in intangible assets		$ 8,000
Process technologies
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets (weighted average life)		20 years	20 years
Gross Carrying Amount		$ 400	$ 400
Accumulated Amortization		$ (78)	$ (58)
Tradenames
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets (weighted average life)		6 years	6 years
Gross Carrying Amount		$ 15,718	$ 15,718
Accumulated Amortization		$ (9,531)	$ (7,258)

[1]	The remaining decrease in other intangibles, net during 2016 primarily related to amortization expense of approximately $7,800. Amortization expense for our intangibles existing at December 31, 2016 is anticipated to be approximately $7,700, $7,700, $5,700, $5,400 and $5,200 for 2017, 2018, 2019, 2020 and 2021, respectively.
[2]	Backlog and customer relationships intangibles totaling approximately $8,000 became fully amortized during 2016 and were therefore removed from the December 31, 2016 gross carrying and accumulated amortization balances above.